Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 05, 2017
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 22, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017 and November 17, 2017

In connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Ivy Global Equity Income Fund (the Fund), which is expected to close in February 2018 (the Reorganization), the Fund will begin offering Class E shares upon the closing of the Reorganization. Therefore, the prospectus of the Fund is amended as follows:

I. The table listing the Fund’s classes on the cover of the prospectus is revised to include the following:

Class E
Ivy Global Equity Income Fund	IBIEX

II. In the Fund Summary, the tables in the “Fees and Expenses” section beginning on page 105 of the prospectus are revised to include the following:

Shareholder Fees

(fees paid directly from your investment)	Class E6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Account Fee	$20	[7]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class E6
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.58%	[8]
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%	[9]

[6]	Class E shares of the Fund are new and have been created to be used in connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Fund, which is expected to close in February 2018 (the Reorganization). Class E shares of the Fund will not be offered until the closing of the Reorganization. Expenses of the Class E shares are estimated and assume consummation of the Reorganization.

[7]	With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[8]	Other Expenses for Class E shares are based on estimated amounts for the current fiscal year and assume consummation of the Reorganization.

[9]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.13%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$382	$702	$1,084	$2,150

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$421	$778	$1,158	$2,217

III. In the Fund Summary, the information below is added as a new paragraph following the second paragraph in the “Performance” section on page 108 of the prospectus:

Class E shares are expected to commence operations in February 2018, upon closing of the Reorganization.

Ivy Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated November 22, 2017 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017 and November 17, 2017

In connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Ivy Global Equity Income Fund (the Fund), which is expected to close in February 2018 (the Reorganization), the Fund will begin offering Class E shares upon the closing of the Reorganization. Therefore, the prospectus of the Fund is amended as follows:

I. The table listing the Fund’s classes on the cover of the prospectus is revised to include the following:

Class E
Ivy Global Equity Income Fund	IBIEX

II. In the Fund Summary, the tables in the “Fees and Expenses” section beginning on page 105 of the prospectus are revised to include the following:

Shareholder Fees

(fees paid directly from your investment)	Class E6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None
Maximum Account Fee	$20	[7]

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class E6
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.58%	[8]
Total Annual Fund Operating Expenses	1.52%
Fee Waiver and/or Expense Reimbursement	0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%	[9]

[6]	Class E shares of the Fund are new and have been created to be used in connection with an upcoming reorganization of the Ivy Dividend Opportunities Fund into the Fund, which is expected to close in February 2018 (the Reorganization). Class E shares of the Fund will not be offered until the closing of the Reorganization. Expenses of the Class E shares are estimated and assume consummation of the Reorganization.

[7]	With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

[8]	Other Expenses for Class E shares are based on estimated amounts for the current fiscal year and assume consummation of the Reorganization.

[9]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.13%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$382	$702	$1,084	$2,150

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class E Shares	$421	$778	$1,158	$2,217

III. In the Fund Summary, the information below is added as a new paragraph following the second paragraph in the “Performance” section on page 108 of the prospectus:

Class E shares are expected to commence operations in February 2018, upon closing of the Reorganization.